Leases - Lease Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating Leases
2020	$ 126,235
2021	113,033
2022	104,907
2023	101,547
2024	75,510
Thereafter	417,122
Total lease payments	938,354
Less: Interest	(239,737)
Present value of lease liabilities	698,617
Finance Leases
2020	43,793
2021	46,726
2022	23,801
2023	12,539
2024	12,528
Thereafter	405,756
Total lease payments	545,143
Less: Interest	(314,885)
Present value of lease liabilities	$ 230,258
Future minimum lease payments under noncancelable operating leases
2019		$ 67,682
2020		64,237
2021		56,142
2022		52,759
2023		52,522
Thereafter		383,974
Total lease payments		$ 677,316